Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005514 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005514 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005514 | Top10HoldingT. Rowe Price European Stock FundBNY-87281D751
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005514 | Top10HoldingT. Rowe Price New Asia FundBNY-87281D710
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005514 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005514 | Top10HoldingT. Rowe Price International Discovery FundBNY-87281D744
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005514 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005514 | Top10HoldingT. Rowe Price Japan FundBNY-87281D736
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005514 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005514 | Top10HoldingT. Rowe Price Latin America FundBNY-87281D728
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005514 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000005514 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227149 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227149 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000227149 | Top10HoldingT. Rowe Price European Stock FundBNY-87281D751
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000227149 | Top10HoldingT. Rowe Price New Asia FundBNY-87281D710
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227149 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000227149 | Top10HoldingT. Rowe Price International Discovery FundBNY-87281D744
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227149 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227149 | Top10HoldingT. Rowe Price Japan FundBNY-87281D736
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227149 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227149 | Top10HoldingT. Rowe Price Latin America FundBNY-87281D728
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227149 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000227149 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)